Revenues - Reconciliation of Disaggregation of Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation Of Revenue [Line Items]
Revenues	$ 40,703	$ 18,192	$ 62,237	$ 35,160
Launch Services
Disaggregation Of Revenue [Line Items]
Revenues			38,971	33,085
Space Systems
Disaggregation Of Revenue [Line Items]
Revenues			23,266	2,075
Point-in-time
Disaggregation Of Revenue [Line Items]
Revenues	28,237	17,035	49,154	33,903
Point-in-time | Launch Services
Disaggregation Of Revenue [Line Items]
Revenues			36,576	31,993
Point-in-time | Space Systems
Disaggregation Of Revenue [Line Items]
Revenues			12,578	1,910
Over time
Disaggregation Of Revenue [Line Items]
Revenues	$ 12,466	$ 1,157	13,083	1,257
Over time | Launch Services
Disaggregation Of Revenue [Line Items]
Revenues			2,395	1,092
Over time | Space Systems
Disaggregation Of Revenue [Line Items]
Revenues			$ 10,688	$ 165